NOTE 1 - ORGANIZATION AND GOING CONCERN (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2013
Organizationand Going Concern [Abstract]
Research and Development Expense, Software (Excluding Acquired in Process Cost)	$ 213,000
Cumulative Earnings (Deficit)		$ 18,393,520